Note 23 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Derivative Assets (Liabilities), at Fair Value, Net	$ 34,170	$ 35,475
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	36,749	12,230
The Bond [Member] | Unsecured Debt [Member]
Long-Term Debt, Fair Value	102,768	106,633
Fair Value, Inputs, Level 2 [Member] | Four Leaseback Vessels [Member]
Investment Owned, Fair Value	50,172	54,186
Fair Value, Inputs, Level 2 [Member] | Note 11.B [Member]
Debt Instrument, Fair Value Disclosure	545,513	575,297
Fair Value, Inputs, Level 2 [Member] | Note 11.A.10 [Member]
Debt Instrument, Fair Value Disclosure	$ 103,017	$ 108,890